Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 4,835	$ 3,298
Work in progress	3,930	3,275
Finished goods	16,326	13,045
Total inventories	$ 25,091	$ 19,618